Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Other equity instruments [member]	Reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	¥ 326,214	¥ 28,265	¥ 7,791	¥ 163,381	¥ 123,055	¥ 3,722
Net profit	19,585				19,127	458
Other comprehensive income	(25,776)			(25,774)		(2)
Total comprehensive income	(6,191)			(25,774)	19,127	456
Transactions with owners
Appropriation to reserves (Note 36)				7,367	(7,367)
Dividends paid (Note 31)	(12,257)				(12,257)
Dividends to non-controlling interests	(151)					(151)
Others	33			33
Total transactions with owners	(12,375)			7,400	(19,624)	(151)
Ending balance at Dec. 31, 2016	307,648	28,265	7,791	145,007	122,558	4,027
Net profit	32,752				32,253	499
Other comprehensive income	(7,926)			(7,912)		(14)
Total comprehensive income	24,826			(7,912)	32,253	485
Transactions with owners
Appropriation to reserves (Note 36)				8,445	(8,445)
Dividends paid (Note 31)	(7,164)				(7,164)
Dividends to non-controlling interests	(135)					(135)
Others	135			135
Total transactions with owners	(7,164)			8,580	(15,609)	(135)
Ending balance at Dec. 31, 2017	325,310	28,265	7,791	145,675	139,202	4,377
Net profit	11,936				11,395	541
Other comprehensive income	(2,025)			(2,070)		45
Total comprehensive income	9,911			(2,070)	11,395	586
Transactions with owners
Capital paid in by non-controlling interests	105					105
Appropriation to reserves (Note 36)				5,885	(5,885)
Dividends paid (Note 31)	(11,690)				(11,690)
Dividends to non-controlling interests	(149)					(149)
Others	(197)			(197)
Total transactions with owners	(11,931)			5,688	(17,575)	(44)
Ending balance at Dec. 31, 2018	¥ 323,290	¥ 28,265	¥ 7,791	¥ 149,293	¥ 133,022	¥ 4,919